CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	[1]	$ 1,619	$ 27	$ (232)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		100	134	215
Taxes on the above		(25)	(121)	(67)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		75	13	148
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(163)	(99)	(493)
Cash flow hedge		(58)	0	5
Taxes on the above items		11	0	(1)
Share of earnings from investments in associates		27	0	0
Other comprehensive income that will be reclassified to profit or loss, net of tax		(183)	(99)	(489)
Total other comprehensive loss		(108)	(86)	(341)
Comprehensive income (loss)		1,511	(59)	(573)
Attributable to:
Brookfield Infrastructure Partners L.P.	[2]	1,008	(373)	(536)
Non-controlling interests		$ 503	$ 314	$ (37)

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
[2]	Comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.